Finance income and expenses - Summary of Finance Income and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of finance income and expenses [line items]
Interest income	$ 1,085	$ 2,892	$ 2,379	$ 6,375
Other financial income	155	102	155	204
Net foreign exchange difference	(7,763)	(185)	(5,565)	1,584
Interest expenses on lease liabilities	(749)	(1,487)	(1,494)	(3,009)
Interest expenses on liabilities to credit institutions	(5,978)	(5,966)	(11,243)	(12,155)
Fair value changes on derivatives	(504)	183	(199)	(745)
Fair value changes on Convertible Notes	(8,592)	23,894	13,506	23,010
Other financial expenses	(353)	(623)	(1,952)	(5,723)
Total finance income and expenses, net	(31,916)	10,389	(22,505)	(6,988)
Convertible Notes
Disclosure of finance income and expenses [line items]
Interest expenses on Convertible Notes	$ (9,217)	$ (8,421)	$ (18,092)	$ (16,529)